Biological Assets - Summary of Significant Unobservable Inputs and Range of Values (Details)	12 Months Ended
Mar. 31, 2019 CAD ($) Gram
Estimated Yield per Plant
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Unobservable Inputs	Estimated Yield per Plant – varies by strain and is obtained through historical growing results or grower estimate if historical results are not available.
Weighted Average | Gram	86
Changes In Biological Assets | $	$ (3,892,000)
Estimated Yield per Plant | Minimum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Range | Gram	25
Estimated Yield per Plant | Maximum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Range | Gram	355
Listed Selling Price of Dry Cannabis
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Unobservable Inputs	Average Selling Price of Dry Cannabis – varies by strain and is obtained through average selling prices or estimated future selling prices if historical results are not available.
Weighted Average | Gram	7.29
Changes In Biological Assets | $	$ (7,062)
Listed Selling Price of Dry Cannabis | Minimum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Range | $	5.00
Listed Selling Price of Dry Cannabis | Maximum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Range | $	$ 8.96